Asset Impairment and Exit Costs (Schedule of Asset Impairment and Exit Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Total separation programs									$ 51	$ 42	$ 63
Total contract termination charges									258	13	12
Total asset impairment charges									0	28	34
Asset impairment and exit costs	301	0	5	3	33	34	8	8	309	83	109
European Union [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									13	0	35
Total asset impairment charges									0	5	10
Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									14	0	6
Total asset impairment charges									0	5	7
Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									19	13	7
Total asset impairment charges									0	13	8
Latin America & Canada [Member]
Restructuring Cost and Reserve [Line Items]
Total separation programs									5	29	15
Total asset impairment charges									0	5	9
Contract Termination [Member] | Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									250	0	12
Contract Termination [Member] | Asia [Member]
Restructuring Cost and Reserve [Line Items]
Total contract termination charges									$ 8	$ 13	$ 0